10. PLANT, EQUIPMENT AND MINING PROPERTIES	12 Months Ended
Dec. 31, 2017
Plant Equipment And Mining Properties
Note 11 - PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2016	4,427,701	66,651	224,545	10,175,329	7,342,421	1,462,197	23,698,844
Additions and transfers	5,748,689	15,873	27,487	4,720,276	272,911	1,177,935	11,963,171
Effect of movements in exchange rates	13,681	206	694	31,440	22,687	4,518	73,226
Balance at December 31, 2016	10,190,071	82,730	252,726	14,927,045	7,638,019	2,644,650	35,735,241
Additions	1,370,176	49,357	27,072	1,271,265	2,137,015	2,948,752	7,803,637
Effect of movements in exchange rates	121,839	989	3,022	178,478	91,325	31,621	427,274
Balance at December 31, 2017	11,682,086	133,076	282,820	16,376,788	9,866,359	5,625,023	43,966,152

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2016	1,170,392	27,220	88,778	2,761,840	618,128	439,254	5,105,612
Additions	1,109,914	9,089	26,524	1,435,813	226,434	67,332	2,875,106
Effect of movements in exchange rates	3,616	85	274	8,534	1,910	1,357	15,776
Balance at December 31, 2016	2,283,922	36,394	115,576	4,206,187	846,472	507,943	7,996,494
Additions	1,686,830	11,898	26,667	1,827,225	282,535	87,287	3,922,442
Effect of movements in exchange rates	27,307	435	1,382	50,292	10,121	6,074	95,611
Balance at December 31, 2017	3,998,059	48,727	143,625	6,083,704	1,139,128	601,304	12,014,547

NET BOOK VALUE
At December 31, 2017	7,684,027	84,349	139,195	10,293,084	8,727,231	5,023,719	31,951,605
At December 31, 2016	7,906,149	46,336	137,150	10,720,858	6,791,547	2,136,707	27,738,747
At January 1, 2016	3,257,309	39,431	135,767	7,413,489	6,724,293	1,022,943	18,593,232

Plant, equipment and mining properties includes assets under construction of $3,283,076 as at December 31, 2017 (December 31, 2016 - $1,001,211, January 1, 2016 - $380,082), on which no depreciation was charged in the years then ended.